Related undertakings - Summary of Full list of Related Parties - United States to Vietnam (Detail)	12 Months Ended
Dec. 31, 2018
US [member] | Flightstats Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Flightstats, Inc
Percentage of undertaking	100.00%
Reg office	3355 West Alabama Street, Houston, TX 77098
US [member] | Gaming Business Asia LLC Fifty Percentage [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	Gaming Business Asia LLC
Percentage of undertaking	50.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Health Market Science Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Health Market Science, Inc
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | IDGRBI China Publishers LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	IDG-RBI China Publishers LLC
Percentage of undertaking	50.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Intelligize Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Intelligize, Inc
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Knovel Corporation [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Knovel Corporation
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | LexisNexis Claims Solutions Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Claims Solutions Inc
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Coplogic Solutions Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Coplogic Solutions Inc
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Of Puerto Rico Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis of Puerto Rico Inc
Percentage of undertaking	100.00%
Reg office	9443 Springboro Pike, Miamisburg,OH 45342
US [member] | LexisNexis Risk Assets Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Assets Inc
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Risk Data Management Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Data Management Inc
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Risk Holdings Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Holdings Inc
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | Aries Systems Corporation [Member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Aries Systems Corporation
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | LexisNexis Risk Solutions Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions Inc
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Special Services Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Special Services Inc
Percentage of undertaking	100.00%
Reg office	Puerta Del Condado #1095, Wilson Ave, Local # 3,San Juan, PR 00907
US [member] | LexisNexis VitalChek Network Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis VitalChek Network Inc
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | Managed Technology Services LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	Managed Technology Services LLC
Percentage of undertaking	51.00%
Reg office	1209 Orange Street, Wilmington, DE 19801
US [member] | Matthew Bender And Company Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Matthew Bender & Company, Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | MLex US Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	MLex US, Inc
Percentage of undertaking	91.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Enclarity Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Enclarity, lnc
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | PoliceReports US LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	PoliceReports.US, LLC
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | Portfolio Media Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Portfolio Media, Inc
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Gamer Network lnc. [Member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Gamer Network lnc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Reed Business Information Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Business Information Inc
Percentage of undertaking	100.00%
Reg office	3355 West Alabama Street, Houston, TX 77098
US [member] | Reed Technology And Information Services Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Technology and Information Services Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Lex Machina Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Lex Machina lnc
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | RELX Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Inc
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | RELXUS Holdings Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	RELXUS Holdings Inc
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Reman Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Reman, Inc
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | REVIV Partnership LP [member]
Disclosure of transactions between related parties [line items]
Company name	REVIV Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | SAFI Americas LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	SAFI Americas LLC
Percentage of undertaking	50.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | The Elsevier Foundation [member]
Disclosure of transactions between related parties [line items]
Company name	The Elsevier Foundation
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | LexisNexis Rule of Law Foundation [member] | Non Stock Corporation [Member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Rule of Law Foundation
Percentage of undertaking	100.00%
Reg office	9443 Springboro Pike, Miamisburg,OH 45342
US [member] | RELX Capital Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Capital lnc
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | Accuity Asset Verification Services Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Accuity Asset Verification Services Inc
Percentage of undertaking	100.00%
Reg office	1007 Church Street, Evanston IL 60201
US [member] | Science-Metrix Corporation [Member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Science-Metrix Corporation
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Symbiotic Technologies Operations Inc. [Member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Symbiotic Technologies Operations Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | Accuity Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Accuity Inc
Percentage of undertaking	100.00%
Reg office	1007 Church Street, Evanston IL 60201
US [member] | Derman Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Derman, Inc
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | Dunlap-Hanna Publishers [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	Dunlap-Hanna Publishers
Percentage of undertaking	50.00%
Reg office	313 Washington Street, Suite 400, Newton, MA 02458
US [member] | Elsevier Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Inc
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Elsevier Holdings Inc. [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Holdings Inc
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Elsevier Medical Information LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Medical Information LLC
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Elsevier STM Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier STM Inc
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | ExitCare LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	ExitCare LLC
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | ThreatMetrix [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	ThreatMetrix, lnc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | The Reed Elsevier Ventures Two Thousand Five Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2005 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures Two Thousand Six Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2006 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures Two Thousand Eight Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2008 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures Two Thousand Nine Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2009 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures Two Thousand Ten Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2010 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures Two Thousand Eleven Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2011 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures Two Thousand Twelve Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2012 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures Two Thousand Thirteen Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2013 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Remick Publishers [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Remick Publishers
Percentage of undertaking	50.00%
Reg office	313 Washington Street, Suite 400, Newton, MA 02458
US [member] | World Compliance Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company name	World Compliance, Inc
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
Vietnam [Member] | Reed TradexVietnam LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed TradexVietnam LLC
Percentage of undertaking	49.00%
Reg office	78 Nguyen Bieu, Ward 1, District 5, Ho Chi Minh City